Long-Term Debt - Euro-denominated Term Loans- Additional Information (Details) $ in Thousands, € in Millions	6 Months Ended
	Jun. 30, 2017 USD ($) subsidiary	Jun. 30, 2017 term_loan	Jun. 30, 2017 credit_facility	Jun. 30, 2017 vessel	Jun. 30, 2017 EUR (€)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 EUR (€)
Debt Instrument [Line Items]
Number of loan facilities		7	2
Carrying amount of debt | $	$ 1,833,862					$ 1,804,483
Euro-denominated Term Loans
Debt Instrument [Line Items]
Number of loan facilities | credit_facility			2
Carrying amount of debt	$ 230,343				€ 201.6	$ 219,733	€ 208.9
Number of vessels | vessel				2
Number of subsidiaries that guaranteed the term loans | subsidiary	1
Euro-denominated Term Loans | EURIBOR | Minimum
Debt Instrument [Line Items]
Variable interest rate on debt	0.60%
Euro-denominated Term Loans | EURIBOR | Maximum
Debt Instrument [Line Items]
Variable interest rate on debt	2.25%